Offerings - Offering: 1	Sep. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Share, without par value
Amount Registered | shares	23,567,119
Proposed Maximum Offering Price per Unit	4.62
Maximum Aggregate Offering Price	$ 108,880,089.78
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,036.34
Offering Note	Represents up to 23,567,119 common shares that may be issued and sold by the registrant to the selling shareholder from time to time pursuant to the Standby Equity Purchase Agreement, dated as of July 18, 2025, between the registrant and YA II PN, Ltd., and that may be offered for resale from time to time by the selling shareholder named in the registration statement. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low prices of the registrant's common shares as reported on the Nasdaq Capital Market on September 23, 2026.